ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of consolidated financial information of the Group's VIEs and its subsidiary

	December 31,
	2022	2023

Total assets	$126	$—
Total liabilities	$—	$—

	Years ended December 31,
	2021	2022	2023

Revenues	$790	$—	$—
Net loss	$(295)	$(424)	$—

	Years ended December 31,
	2021	2022	2023

Net cash provided by / (used in) operating activities	$3,758	$(8,673)	$—
Net cash provided by investing activities	$381	$2,778	$—
Net cash used in financing activities	$—	$—	$—